Share Capital (Details) - Schedule of Assumptions Fair Value of the Warrants - $ / shares		9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital (Details) - Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate		3.93%		0.25%
Expected life of warrants	5 years	5 years	5 years
Expected dividend yield
Volatility		132.65%		75.00%
Weighted average fair value per warrant (in Dollars per share)				$ 54.08
Minimum [Member]
Share Capital (Details) - Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate	0.04%		2.14%
Volatility	102.00%		96.90%
Maximum [Member]
Share Capital (Details) - Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate	0.47%		4.03%
Volatility	128.00%		112.40%
Warrant [Member]
Share Capital (Details) - Schedule of Assumptions Fair Value of the Warrants [Line Items]
Expected dividend yield
Volatility		132.78%
Weighted average fair value per warrant (in Dollars per share)		$ 3.36	$ 4.16
Warrant [Member] | Minimum [Member]
Share Capital (Details) - Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate		4.13%
Expected life of warrants		2 years 6 months 29 days
Warrant [Member] | Maximum [Member]
Share Capital (Details) - Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate		4.49%
Expected life of warrants		4 years 8 months 1 day
Warrant [Member] | Minimum [Member]
Share Capital (Details) - Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate			3.99%
Expected life of warrants			3 years 21 days	8 months 12 days
Volatility			119.00%
Warrant [Member] | Maximum [Member]
Share Capital (Details) - Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate			4.22%
Expected life of warrants			5 years 18 days	1 year 9 months 3 days
Volatility			124.90%